Segments Disclosures - Selected Consolidated Statements of Financial Position Information (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
PP&E	$ 5,556	$ 5,320	$ 5,822
Right-of-use assets	126	95	141
Intangible assets	252	256	$ 313
Goodwill	464	463
Wind and Solar
Disclosure of operating segments [line items]
Goodwill	176	175
Energy Marketing
Disclosure of operating segments [line items]
Goodwill	30	30
Corporate
Disclosure of operating segments [line items]
PP&E	111	33
Right-of-use assets	14	18
Intangible assets	31	36
Goodwill	0	0
Operating segments | Hydro
Disclosure of operating segments [line items]
PP&E	437	466
Right-of-use assets	6	5
Intangible assets	2	3
Goodwill	258	258
Operating segments | Wind and Solar
Disclosure of operating segments [line items]
PP&E	2,837	2,304
Right-of-use assets	98	64
Intangible assets	157	147
Goodwill	176	175
Operating segments | Gas
Disclosure of operating segments [line items]
PP&E	1,858	2,036
Right-of-use assets	6	7
Intangible assets	49	56
Goodwill	0	0
Operating segments | Energy Transition
Disclosure of operating segments [line items]
PP&E	313	481
Right-of-use assets	2	1
Intangible assets	5	9
Goodwill	0	0
Operating segments | Energy Marketing
Disclosure of operating segments [line items]
PP&E	0	0
Right-of-use assets	0	0
Intangible assets	8	5
Goodwill	$ 30	$ 30